Restructuring Charges (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring And Other [Line Items]
Restructuring charges	¥ 184,453	¥ 56,953	¥ 54,872
Liability balance	70,942	31,492	9,389	32,523
Costs paid or otherwise settled	145,003	34,850	78,006
Semiconductor Business [Member]
Restructuring And Other [Line Items]
Liability balance	3,644	28,060
Costs paid or otherwise settled	24,416
Restructuring cost expected to be incurred	44,170
Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	100,994	17,671	38,954
AVC Networks [Member]
Restructuring And Other [Line Items]
Restructuring charges	79,287	2,140	2,289
Liability balance	45,819	174	992	3,412
AVC Networks [Member] | Plasma Display Business [Member]
Restructuring And Other [Line Items]
Liability balance	45,819
Restructuring costs incurred	51,083
Costs paid or otherwise settled	5,264
AVC Networks [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	18,729	1,845	1,534
AVC Networks [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	60,558	295	755
Appliances [Member]
Restructuring And Other [Line Items]
Restructuring charges	11,728	3,101	7,710
Liability balance	59	168	3,192	107
Appliances [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	9,584	1,023	5,996
Appliances [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	2,144	2,078	1,714
Systems & Communications [Member]
Restructuring And Other [Line Items]
Restructuring charges	740	2,218	13,549
Liability balance		1,882	760	23,489
Systems & Communications [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	619	26	11,209
Systems & Communications [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	121	2,192	2,340
Eco Solutions [Member]
Restructuring And Other [Line Items]
Restructuring charges	11,834	1,325	9,174
Liability balance	170		1,047	1,853
Eco Solutions [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	9,037	434	5,787
Eco Solutions [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	2,797	891	3,387
Automotive Systems [Member]
Restructuring And Other [Line Items]
Restructuring charges	658		233
Liability balance			232	401
Automotive Systems [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	572		209
Automotive Systems [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	86		24
Industrial Devices [Member]
Restructuring And Other [Line Items]
Restructuring charges	21,531	1,346	7,777
Liability balance	831	91	2,247	1,423
Industrial Devices [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	19,429	324	5,511
Industrial Devices [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	2,102	1,022	2,266
Energy [Member]
Restructuring And Other [Line Items]
Restructuring charges	7,684	468	77
Liability balance	177	137	40
Energy [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	4,560	303	37
Energy [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	3,124	165
Energy [Member] | Implementation Of Cost Reduction Initiatives
Restructuring And Other [Line Items]
Restructuring charges			40
Other [Member]
Restructuring And Other [Line Items]
Restructuring charges	50,991	46,355	14,063
Liability balance	23,886	29,040	879	1,838
Other [Member] | Semiconductor Business [Member]
Restructuring And Other [Line Items]
Liability balance		28,060
Costs paid or otherwise settled		16,110
Other [Member] | Semiconductor Business [Member] | Restated [Member]
Restructuring And Other [Line Items]
Restructuring costs incurred		44,170
Restructuring cost expected to be incurred		44,170
Other [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	38,464	13,716	8,671
Other [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	¥ 12,527	¥ 32,639	¥ 5,392